Annual Total Returns- SmartRetirement Blend 2035 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2035 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	19.66%	6.70%	(1.21%)	8.01%	18.64%	(7.61%)	21.98%	12.34%